SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED (Details)	12 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 HKD ($) shares	Oct. 09, 2024 shares
Ordinary shares, issued			20,200,000
Ordinary shares, outstanding			20,200,000
Beta Alpha Holdings Limited [Member]
Place of Incorporation	BVI company
Ownership percentage	100.00%	100.00%
Date of Incorporation	Feb. 14, 2024
Ordinary shares, issued	1	1
Ordinary shares, outstanding	1	1
Ordinary shares, value | $	$ 1
Principal activities	Investment holding
707 International Limited [Member]
Place of Incorporation	Hong Kong company
Ownership percentage	100.00%	100.00%
Date of Incorporation	Jan. 04, 2021
Ordinary shares, issued	10,000	10,000
Ordinary shares, outstanding	10,000	10,000
Ordinary shares, value | $		$ 10,000
Principal activities	Sale and distribution of fashion apparel
Bao Xing Feng Textile Limited [Member]
Place of Incorporation	Hong Kong company
Ownership percentage	100.00%	100.00%
Date of Incorporation	Aug. 04, 2025
Ordinary shares, issued	10,000	10,000
Ordinary shares, outstanding	10,000	10,000
Ordinary shares, value | $		$ 10,000
Principal activities	Sale and distribution of fashion apparel